Other financial assets, Non-current (Tables)	12 Months Ended
Mar. 31, 2025
Other Financial Assets Non-current
Schedule of other financial assets, Non-current
	March 31,
	2024	2025
Security deposits	24,039	90,714
Total	24,039	90,714